Submission	Mar. 11, 2026
Submission [Line Items]
Central Index Key	0001856236
Registrant Name	European Wax Center, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A